ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 255	$ 285
Government authorities	621	801
Accrued vacation pay	175	211
Accrued expenses	1,478	1,569
Factoring advance payments	167	615
Capital leases - current portion	271	440
Other	463	500
Total accrued expenses and other accounts payable	$ 3,430	$ 4,421